Earnings Per Share (EPS) - Diluted EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended		3 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended
	Jul. 30, 2024	Jul. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2023
Numerator:
Net Income (Loss) Available to Common Stockholders, Basic			$ 3,606						$ (27,969)
Less; Adjustment for fair value changes to convertible securities notes			(3,255)
Net income attributable to common stockholders - Diluted	$ (8,235)	$ (10,761)	$ 351					$ (21,278)	$ (27,969)
Denominator;
Weighted Average Number of Shares Outstanding, Basic			14,057,636						759,489
Weighted-average effect of shares issuable to Convertible Securities Notes (if-converted method)			2,000,000
Weighted-average shares outstanding - Diluted	987,810	760,572	16,057,636			779,908	758,942	815,854	759,489
Net loss per share attributable to common stockholders - diluted (in dollars per share)	$ (8.34)	$ (14.15)	$ 0.02	$ 0.02	$ (14.15)	$ (16.72)	$ (22.67)	$ (26.08)	$ (36.83)